General (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
General
Operating losses	$ 5,759,684	$ 1,269,363	$ 12,604,118	$ 5,596,443	$ 8,667,420	$ 4,175,549
Commission and incentives expense	5,800,665	2,809,926	18,778,694	6,013,873	16,432,061
General
Selling, general and administrative	13,656,012	7,795,106	35,111,372	17,887,482	27,918,877	2,291,991
Revenue	19,637,220	17,474,683	60,697,906	35,959,506	64,711,161	930,073
Program costs and discounts decrease	4,380,221	6,817,716	14,576,574	13,176,698	20,139,341
Gross profit increase	13,063,860	9,335,668	40,245,903	18,304,912	35,683,518	605,150
Restatement adjustment | Selling, general and administrative costs
General
Selling, general and administrative		(500,000)		(1,100,000)
Revenue		500,000		1,100,000
Restatement adjustment | Program costs and discounts
General
Program costs and discounts decrease		2,600,000		5,400,000
Gross profit increase		$ 3,300,000		$ 6,500,000